INVENTORIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3 – INVENTORIES

The Company uses a perpetual inventory system and periodic physical test counts to determine inventory amounts at interim balance sheet dates. Inventories are stated at the lower of cost or market, with cost computed on an average cost method which approximates the first-in, first-out basis.

	March 31, 2013 Unaudited	December 31, 2012
Raw materials	$103,135	$105,971
Work in process	425,411	354,554
Finished goods	33,448	47,279
Reserve for obsolescence	(110,000)	(110,000)
Total	$451,994	$397,804

NOTE 3 - INVENTORIES

Inventories consist of the following at December 31:

	2012	2011
Raw materials	$105,971	$76,381
Work in process	354,554	446,538
Finished goods	47,279	106,625
Reserve for obsolescence	(110,000)	(101,535)
Total	$397,804	$528,009